Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Deferred Acquisition Costs	Deferred Acquisition Costs
The following table represents a reconciliation of beginning and ending deferred acquisition costs for the twelve months ended December 31, 2024 and 2023:

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
	($ in millions)
Balance at the beginning of the period	$296.2	$319.0
Acquisition costs deferred	446.1	357.4
Amortization of deferred acquisition costs	(420.2)	(380.2)
Balance at the end of the period	$322.1	$296.2